INVENTORIES - Summary of Inventories (Details) - USD ($) $ in Millions	Sep. 30, 2023	Dec. 31, 2022
Inventories [Abstract]
Work in progress	$ 976	$ 1,025
Raw materials and supplies	533	314
Total	$ 1,509	$ 1,339